Deposits and obligations	12 Months Ended
Dec. 31, 2025
Deposits and Obligations [Abstract]
Deposits and obligations
11.
Deposits and obligations
(a)
This caption is made up as follows:

	2025	2024
	S/(000)	S/(000)
Saving deposits	21,934,950	19,411,720
Time deposits (d)	19,243,949	19,891,128
Demand deposits	14,084,761	13,746,684
Compensation for service time	756,949	711,806
Other obligations	7,021	6,690
Total	56,027,630	53,768,028

(b)
Interest rates applied to deposits and obligations are determined based on the market interest rates.
(c)
As of December 31, 2025 and 2024, deposits and obligations of approximately S/22,138,836,000 and S/19,978,058,000, respectively, are covered by the Peruvian Deposit Insurance Fund. Likewise, at those dates, the coverage of the Deposit Insurance Fund by each client is up to S/116,700 and S/121,600, respectively.

(d)
The table below presents the balance of time deposits classified by maturity as of December 31, 2025 and 2024:

	2025	2024
	S/(000)	S/(000)
Within 1 month	7,030,403	7,744,887
Between 1 and 3 months	6,134,833	5,179,603
Between 3 months and 1 year	5,428,902	6,263,412
Between 1 and 5 years	353,762	413,031
More than 5 years	296,049	290,195
Total	19,243,949	19,891,128